Investment Portfolio	as of January 31, 2021 (Unaudited)
DWS Emerging Markets Fixed Income Fund
	Principal Amount ($)	Value ($)

Bonds 97.3%
Angola 1.2%
Republic of Angola:
REG S, 8.0%, 11/26/2029	500,000	493,750
REG S, 8.25%, 5/9/2028	500,000	498,808
(Cost $449,080)		992,558
Argentina 1.4%
Agua y Saneamientos Argentinos SA, REG S, 6.625%, 2/1/2023	1,000,000	480,000
Republic of Argentina:
Step-Up Coupon, 0.125% to 7/9/2021, 1.125% to 7/9/2022, 1.5% to 7/9/2023, 3.625% to 7/9/2024, 4.125% to 7/9/2027, 4.375% 7/9/2028, 5.0% to7/9/2046	1,940,000	664,954
1.0%, 7/9/2029	25,677	10,656
(Cost $1,818,648)		1,155,610
Azerbaijan 2.7%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	530,000	638,014
State Oil Co. of the Azerbaijan Republic, REG S, 6.95%, 3/18/2030	1,200,000	1,534,176
(Cost $1,823,449)		2,172,190
Bahrain 1.5%
Kingdom of Bahrain, 144A, 6.75%, 9/20/2029	600,000	675,325
The Oil & Gas Holding Co. B.S.C., 144A, 7.5%, 10/25/2027	500,000	566,250
(Cost $1,035,396)		1,241,575
Belarus 1.9%
Belarus Development Bank, 144A, 6.75%, 5/2/2024	500,000	508,000
Republic of Belarus, 144A, 5.875%, 2/24/2026	1,000,000	1,022,710
(Cost $1,469,128)		1,530,710
Brazil 1.2%
Braskem Netherlands Finance BV, 144A, 4.5%, 1/10/2028	400,000	414,604
Gerdau Trade, Inc., REG S, 4.875%, 10/24/2027	500,000	570,000
(Cost $927,632)		984,604
China 1.4%
Country Garden Holdings Co., Ltd., REG S, 7.25%, 4/8/2026 (Cost $1,049,284)	1,000,000	1,129,919
Dominican Republic 3.5%
Dominican Republic International Bond, REG S, 5.5%, 1/27/2025 (Cost $2,470,210)	2,500,000	2,783,750
Ecuador 0.8%
Ecuador Government International Bond:
144A, Zero Coupon, 7/31/2030	79,448	34,163
144A, Step-Up Coupon, 0.5% to 7/31/2021, 5.0% to 7/31/2022, 5.5% to 7/31/2023, 6.0% to 7/31/2024, 6.9% to 7/31/2030	264,600	140,900

144A, Step-Up Coupon, 0.5% to 7/31/2021, 1.0% to 7/31/2022, 2.5% to 7/31/2023, 3.5% to 7/31/2024, 5.5% to 7/31/2025, 6.9% to7/31/2035	693,420	315,506
144A, Step-Up Coupon, 0.5% to 7/31/2022, 1.5% to 7/31/2023, 2.5% to 7/31/2024, 5.0% to 7/31/2026, 5.5% to 7/31/2027, 6.0% to 7/31/2028, 6.5% to 7/31/2029, 6.9% to 7/31/2040	317,800	138,243
(Cost $910,216)		628,812
Egypt 5.0%
Arab Republic of Egypt, REG S, 5.577%, 2/21/2023	1,000,000	1,054,200
Egypt Government International Bond, REG S, 7.5%, 1/31/2027	2,600,000	3,006,250
(Cost $3,871,482)		4,060,450
Ethiopia 0.9%
Federal Republic of Ethiopia, REG S, 6.625%, 12/11/2024 (Cost $785,345)	800,000	752,000
Ghana 3.2%
Republic of Ghana, 144A, 8.125%, 1/18/2026 (Cost $2,340,806)	2,300,000	2,604,750
Israel 3.1%
Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/2023 (Cost $2,317,710)	2,500,000	2,478,500
Ivory Coast 3.2%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $2,277,594)	2,300,000	2,576,000
Kazakhstan 1.4%
Tengizchevroil Finance Co. International Ltd., 144A, 4.0%, 8/15/2026 (Cost $964,933)	1,000,000	1,095,920
Kenya 2.1%
Republic of Kenya:
144A, 6.875%, 6/24/2024	790,000	872,520
REG S, 7.0%, 5/22/2027	500,000	552,500
144A, 7.25%, 2/28/2028	200,000	223,372
(Cost $1,555,171)		1,648,392
Malaysia 1.2%
1MDB Global Investments Ltd., REG S, 4.4%, 3/9/2023 (Cost $954,592)	1,000,000	1,000,316
Mexico 3.1%
Petroleos Mexicanos:
5.35%, 2/12/2028	1,000,000	959,000
6.5%, 3/13/2027	1,530,000	1,576,282
(Cost $2,529,390)		2,535,282
Mongolia 0.6%
Mongolia Government International Bond, REG S, 8.75%, 3/9/2024 (Cost $442,224)	400,000	462,600
Namibia 5.2%
Republic of Namibia:
144A, 5.25%, 10/29/2025	1,200,000	1,288,824
REG S, 5.25%, 10/29/2025	1,000,000	1,074,020
144A, 5.5%, 11/3/2021	1,800,000	1,841,440
(Cost $4,081,719)		4,204,284

Nigeria 3.2%
Republic of Nigeria:
144A, 6.5%, 11/28/2027	1,860,000	2,005,117
144A, 7.143%, 2/23/2030	570,000	611,325
(Cost $2,406,318)		2,616,442
Oman 5.1%
Oman Government International Bond:
144A, 5.375%, 3/8/2027	2,500,000	2,586,050
144A, 5.625%, 1/17/2028 (a)	1,500,000	1,552,500
(Cost $4,035,394)		4,138,550
Pakistan 1.3%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $1,000,000)	1,000,000	1,069,274
Russia 7.2%
Gazprom PJSC:
144A, 5.15%, 2/11/2026	500,000	567,914
144A, 6.51%, 3/7/2022	1,000,000	1,057,500
Vnesheconombank:
REG S, 5.942%, 11/21/2023	1,100,000	1,217,561
144A, 6.025%, 7/5/2022	1,200,000	1,272,720
144A, 6.8%, 11/22/2025	1,400,000	1,674,792
(Cost $5,353,478)		5,790,487
Rwanda 0.5%
Republic of Rwanda, 144A, 6.625%, 5/2/2023 (Cost $403,932)	400,000	423,437
Senegal 3.2%
Republic of Senegal, 144A, 6.25%, 7/30/2024 (Cost $2,301,665)	2,300,000	2,541,316
South Africa 3.8%
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028	2,000,000	2,215,300
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	800,000	816,560
(Cost $2,984,806)		3,031,860
Sri Lanka 0.7%
Republic of Sri Lanka, 144A, 6.2%, 5/11/2027 (Cost $863,019)	900,000	537,507
Supranational 6.5%
Banque Ouest Africaine de Developpement:
REG S, 4.7%, 10/22/2031	1,400,000	1,528,968
144A, 5.0%, 7/27/2027	1,500,000	1,691,550
144A, 5.5%, 5/6/2021	1,000,000	1,010,000
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	1,000,000	1,047,134
(Cost $4,989,962)		5,277,652
Tajikistan 1.7%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $1,575,000)	1,575,000	1,346,625
Tunisia 2.8%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (Cost $2,416,854)	2,500,000	2,278,415

Turkey 12.4%
Export Credit Bank of Turkey:
144A, 5.375%, 10/24/2023	1,000,000	1,013,750
144A, 6.125%, 5/3/2024	1,000,000	1,026,400
Republic of Turkey:
4.25%, 4/14/2026	3,150,000	3,126,375
6.0%, 3/25/2027	1,150,000	1,220,438
TC Ziraat Bankasi AS, 144A, 5.125%, 9/29/2023	1,700,000	1,714,875
Turkiye Vakiflar Bankasi TAO, 144A, 5.75%, 1/30/2023	1,900,000	1,923,556
(Cost $9,607,151)		10,025,394
Ukraine 2.8%
Government of Ukraine:
144A, 7.75%, 9/1/2022	1,100,000	1,166,649
REG S, 7.75%, 9/1/2026	1,000,000	1,122,500
(Cost $2,215,635)		2,289,149
Venezuela 0.2%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024* (b) (c)	1,750,000	65,625
144A, 9.0%, 11/17/2021* (b) (c)	1,480,000	55,500
(Cost $1,222,980)		121,125
Zambia 1.3%
Republic of Zambia, 144A, 8.5%, 4/14/2024* (b) (Cost $1,983,206)	1,900,000	1,006,696
Total Bonds (Cost $77,433,409)		78,532,151
	Shares	Value ($)

Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d) (e) (Cost $1,378,000)	1,378,000	1,378,000

Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 0.05% (d) (Cost $2,498,970)	2,498,970	2,498,970

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $81,310,379)	102.1	82,409,121
Other Assets and Liabilities, Net	(2.1)	(1,683,680)
Net Assets	100.0	80,725,441
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2021 are as follows:
Value ($) at 10/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 1/31/2021	Value ($) at 1/31/2021
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d) (e)
11,300	1,366,700 (f)	—	—	—	4,110	—	1,378,000	1,378,000
Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 0.05% (d)
2,143,614	3,885,688	3,530,332	—	—	297	—	2,498,970	2,498,970
2,154,914	5,252,388	3,530,332	—	—	4,407	—	3,876,970	3,876,970
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2021 amounted to $1,345,500, which is 1.7% of net assets.
(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Restricted Security
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Petroleos de Venezuela SA	February 2017	770,230	65,625	0.1
Petroleos de Venezuela SA	November 2017	452,750	55,500	0.1
Total Restricted Securities		1,222,980	121,125	0.2
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
B.S.C.: Bahrain Shareholding Company
CJSC: Closed Joint Stock Company
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOC: Stated Owned Company

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$78,532,151	$—	$78,532,151
Short-Term Investments (a)	3,876,970	—	—	3,876,970
Total	$3,876,970	$78,532,151	$—	$82,409,121
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closedend funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMFIF-PH1
R-080548-1 (1/23)